DISCONTINUED OPERATIONS - Disposals transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment Reporting Information [Line Items]
Total revenue	¥ 11,425,836	$ 1,792,963	¥ 10,528,234	¥ 10,481,001
Total cost of revenue	(11,625,224)	(1,824,251)	(10,285,952)	(9,927,990)
Interest income	49,658	7,792	55,527	84,493
Discontinued operations
Segment Reporting Information [Line Items]
Total revenue	52,933	8,306
Total cost of revenue	(11,700)	(1,836)
Interest income	4,671	733
Net cash inflows received by the Company's continuing operations from the Discontinued Operations after the disposal transactions	43,678	6,854
Freight delivery
Segment Reporting Information [Line Items]
Total cost of revenue	(5,557,115)	(872,033)	(5,063,236)	(4,934,937)
Freight delivery | Discontinued operations
Segment Reporting Information [Line Items]
Total revenue	6,271	984
Total cost of revenue	(4,274)	(671)
Supply chain management
Segment Reporting Information [Line Items]
Total cost of revenue	(1,741,832)	(273,331)	(1,846,901)	(2,052,006)
Supply chain management | Discontinued operations
Segment Reporting Information [Line Items]
Total revenue	4,500	706
Total cost of revenue	(3,390)	(532)
Other
Segment Reporting Information [Line Items]
Total cost of revenue	(3,067,766)	(481,399)	¥ (2,500,082)	¥ (2,569,643)
Other | Discontinued operations
Segment Reporting Information [Line Items]
Total revenue	42,162	6,616
Total cost of revenue	¥ (4,036)	$ (633)